Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
SummaryOfSignificantAccountingPoliciesByItemLineItems [Line Items]
Loss after income tax from continuing operations	$ 33,200,000	$ 4,899,000
Cash flows from (used in) operating activities	5,401,000	(236,000)
Net proceeds	244,059,000
working capital surplus	272,100,000
Net tangible asset	272,400,000
Shareholder's equity	280,969,000	$ (1,130,000)	$ 63,851,000	$ (4,079,000)
Cash	279,000,000.0
Borrowings	0
Received rent	$ 300,000
Useful lives or amortisation rates, intangible assets other than goodwill	License fees have an estimated useful life of 5-50 years.
Computer software [member]
SummaryOfSignificantAccountingPoliciesByItemLineItems [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	It has an estimated useful life of between one and three years.